UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2008
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      01-30-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 53
                                        -------------------

Form 13F Information Table Value Total: $615,115
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 12/31/08

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
        ITEM 1:             ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:          ITEM 6:                        ITEM 8:
    NAME OF ISSUER      TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES    INVESTMENT DISCRETION           VOTING AUTHORITY
                                                       ($ 000'S)               SOLE   SHARED   OTHER     SOLE        SHARED   OTHER
3M CO COM               COMMON           88579Y101       7,248        125,970     X                       88,109     37,861
ACCENTURE LTD SHS CL    COMMON           G1150G111       8,853        269,976     X                      196,098     73,878
AKZO NOBEL N V ADR SP   FOREIGN          010199305       9,612        234,895     X                       26,940    207,955
ASTRAZENECA PLC ADR S   FOREIGN          046353108      10,671        260,073     X                       38,556    221,517
AXA ADR SPONSORED       FOREIGN          054536107      10,385        462,161     X                       58,890    403,271
BANCO SANTANDER CENT    FOREIGN          05964H105       9,606      1,012,180     X                      124,467    887,713
BARCLAYS PLC ADR        FOREIGN          06738E204       8,985        916,855     X                      112,028    804,827
BHP BILLITON LTD SPON   FOREIGN          088606108       9,359        218,169     X                       31,399    186,770
CADBURY PLC SPONS ADR   FOREIGN          12721E102      13,052        365,916     X                       43,552    322,364
CANON INC ADR           FOREIGN          138006309      14,278        454,703     X                       55,984    398,719
CITIGROUP INC COM       COMMON           172967101       5,208        776,132     X                      597,160    178,972
CRH PLC ADR             FOREIGN          12626K203      17,093        656,665     X                       81,973    574,692
DANSKE BK A/S ADR       FOREIGN          236363107       5,036      1,037,205     X                      119,615    917,590
DIAGEO PLC ADR SPONSO   FOREIGN          25243Q205      20,875        367,901     X                       50,070    317,831
DR PEPPER SNAPPLE GRO   COMMON           26138E109       4,818        296,497     X                      214,915     81,582
ENI S P A ADR SPONSOR   FOREIGN          26874R108      16,785        351,006     X                       51,533    299,473
ERICSSON L M TEL CO A   FOREIGN          294821608      10,220      1,308,568     X                      168,872  1,139,696
FRANCE TELECOM ADR SP   FOREIGN          35177Q105      19,346        689,204     X                       98,871    590,333
GENERAL ELEC CO         COMMON           369604103       7,089        437,603     X                      332,294    105,309
GLAXOSMITHKPLC ADR SP   FOREIGN          37733W105      19,045        511,001     X                       67,309    443,692
HSBC HLDGS PLC ADR SP   FOREIGN          404280406      11,698        240,354     X                       30,405    209,949
I B M                   COMMON           459200101       7,833         93,071     X                       69,613     23,458
ING GROEP N V ADR SPO   FOREIGN          456837103      13,692      1,233,478     X                      150,082  1,083,396
IRELAND BK ADR SPONSO   FOREIGN          46267Q103       3,313        694,546     X                       93,841    600,705
ISHARES TR MSCI EAFE    FOREIGN          464287465      34,039        758,794     X                      275,139    483,655
JOHNSON & JOHNSON       COMMON           478160104       7,863        131,420     X                       93,976     37,444
LILLY, ELI AND COMPAN   COMMON           532457108       6,491        161,186     X                      125,605     35,581
MEDTRONIC INC COM       COMMON           585055106       5,287        168,253     X                      125,933     42,320
MICROSOFT               COMMON           594918104       6,532        335,984     X                      242,599     93,385
MITSUBISHI UFJ FINL G   FOREIGN          606822104      15,117      2,434,334     X                      318,569  2,115,765
NESTLE S A ADR SPON R   FOREIGN          641069406      24,847        635,727     X                       87,176    548,551
NOKIA CORP ADR SPONSO   FOREIGN          654902204       9,201        589,779     X                       84,079    505,700
NOVARTIS AG SPONSORED   FOREIGN          66987V109      21,270        427,456     X                       64,534    362,922
PEPSICO INC             COMMON           713448108       8,697        158,798     X                      115,240     43,558
PFIZER INC              COMMON           717081103       7,831        442,201     X                      316,814    125,387
PROCTER & GAMBLE COMP   COMMON           742718109       7,850        126,983     X                       88,464     38,519
ROCHE HLDG LTD SPONSO   FOREIGN          771195104      17,066        447,137     X                       35,075    412,062
ROYAL DUTCH SHELL PLC   FOREIGN          780259206      17,460        329,808     X                       45,219    284,589
SANOFI-AVENTIS ADR      FOREIGN          80105N105      21,521        669,178     X                       91,802    577,376
SAP AG ADR SPON         FOREIGN          803054204      14,608        403,317     X                       47,618    355,699
SOCIETE GENERALE FRAN   FOREIGN          83364L109      10,494      1,048,601     X                      133,688    914,913
SPDR TR UNIT SER 1      COMMON           78462F103       2,761         30,598     X                            -     30,598
SYNGENTA AG ADR SPONS   FOREIGN          87160A100      10,060        257,035     X                       31,075    225,960
TARGET CORP COM         COMMON           87612E106       5,550        160,716     X                      121,295     39,421
TELEFONICA S A ADR SP   FOREIGN          879382208      10,781        159,977     X                       18,423    141,554
TNT N V SPON ADR        FOREIGN          87260W101       9,264        484,377     X                       55,833    428,544
TOTAL FINA ELF S A AD   FOREIGN          89151E109      17,663        319,402     X                       49,765    269,637
UBS AG NEW              FOREIGN          H89231338       8,603        601,583     X                       65,170    536,413
UNILEVER PLC ADR SPON   FOREIGN          904767704      17,361        754,154     X                       96,048    658,106
VODAFONE GROUP INC      FOREIGN          92857W100       9,629        471,083     X                       54,711    416,372
WELLPOINT INC COM       COMMON           94973V107       7,681        182,305     X                      136,866     45,439
WPP PLC                 FOREIGN          92933H101      10,421        352,182     X                       40,169    312,013
ZIMMER HLDGS INC COM    COMMON           98956P102       5,068        125,390     X                       94,779     30,611
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